Aug. 14, 2019
Capital Advisors Growth Fund
CAPITAL ADVISORS GROWTH FUND
CAPITAL ADVISORS GROWTH FUND

Investor Class CIAOX

a series of Advisors Series Trust

Supplement to the Summary Prospectus and Prospectus, each dated April 30, 2019
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Effective immediately, the Russell 1000® Growth Index is no longer listed as a benchmark index for the Capital Advisors Growth Fund (the "Fund"), for performance comparison purposes. The Fund will continue to list the S&P 500® Index as a comparative benchmark for the Fund.

Also, effective immediately, the following paragraph on page 3 of the Summary Prospectus and Prospectus is restated as follows:

"Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the annual returns for the Fund from year to year. The table shows how the Fund’s average annual returns for the 1-year, 5-year and 10-year periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.capadvfunds.com or by calling the Fund toll-free at 1-866-205-0523."

All other references contained in the Summary Prospectus and Prospectus to the Russell 1000® Growth Index are hereby removed.

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Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.